INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2018
INCOME TAXES
Summary of income tax expense

Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2018	2017	2018	2017

Current income taxes	296	196	162	89
Deferred income taxes	(38)	10	(23)	(24)

Income tax expense	258	206	139	65

Effective tax rate*	76.3%	185.6%	81.3%	-60.2%

* Effective tax rate for prior year comparatives has been recalculated based on restated profit / (loss) before tax, arising from classification of the Italy Joint Venture as a disposal group held for sale as of June 30, 2018.